EQUITY (Schedule of Stock Options and Stock Appreciation Rights Award Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EQUITY [Abstract]
Number of options, Outstanding at beginning of year	3,466,294
Number of options, Granted	1,597,000
Number of options, Exercised	(161,529)
Number of options, Forfeited	(616,368)
Number of options, Outstanding at end of year	4,285,397	3,466,294
Number of options, Exercisable options at end of year	2,190,048
Number of options, Vested and expected to vest	4,057,372
Weighted average Exercise price, Outstanding at beginning of year	$ 11.97
Weighted average Exercise price, Granted	$ 10.81	$ 9.41	$ 10.08
Weighted average Exercise price, Exercised	$ 9.30
Weighted average Exercise price, Forfeited	$ 11.03
Weighted average Exercise price, Outstanding at end of year	$ 11.77	$ 11.97
Weighted average Exercise price, Exercisable options at end of year	$ 13.14
Weighted average Exercise price, Vested and expected to vest	$ 11.84
Aggregate intrinsic value, Outstanding at end of year	$ 1,375
Aggregate intrinsic value, Exercisable options at end of year	1,073
Aggregate intrinsic value, Vested and expected to vest	$ 1,354